SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2011
Patents and technology | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	5 years
Patents and technology | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	30 years
Trademarks | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	15 years
Trademarks | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	30 years
Licenses and other agreements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	5 years
Licenses and other agreements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	15 years
Other intangibles | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	5 years
Other intangibles | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	15 years